Securities borrowed, lent and subject to repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2012
Securities borrowed, lent and subject to repurchase agreements
end of	2012	2011

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	121,242	172,184

Deposits paid for securities borrowed	62,213	64,779

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,455	236,963

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	120,164	161,220

Deposits received for securities lent	12,557	15,339

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721	176,559

Bank
Securities borrowed, lent and subject to repurchase agreements
end of	2012	2011

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	121,234	172,156

Deposits paid for securities borrowed	62,212	64,779

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,446	236,935

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	120,164	161,220

Deposits received for securities lent	12,557	15,339

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721	176,559